Schedule of Credit Default Swaps where we Sell Protection on Credit Default Swap Index Tranches and Fair Values (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Credit default swaps | Original Index Tranche Attachment/Detachment Point And Maturity | Index Tranches
Derivative [Line Items]
Notional value	$ 650		$ 777		$ 925
Assets	7		7		0
Liabilities	0		1		57
Credit default swaps | Original Index Tranche Attachment/Detachment Point And Maturity | Index Tranches | Matures After One Year Through Five Years | 7% - 15%
Derivative [Line Items]
Notional value	100	[1]	100	[1]	0	[1]
Assets	1	[1]	0	[1]		[1]
Liabilities	0	[1]	1	[1]		[1]
Credit default swaps | Original Index Tranche Attachment/Detachment Point And Maturity | Index Tranches | Matures After One Year Through Five Years | 9% - 12%
Derivative [Line Items]
Notional value	250	[2]	250	[2]	300	[2]
Assets	2	[2]	2	[2]	0	[2]
Liabilities	0	[2]	0	[2]	27	[2]
Credit default swaps | Original Index Tranche Attachment/Detachment Point And Maturity | Index Tranches | Matures After One Year Through Five Years | 10% - 15%
Derivative [Line Items]
Notional value	250	[3]	250	[3]	250	[3]
Assets	4	[3]	4	[3]	0	[3]
Liabilities	0	[3]	0	[3]	0	[3]
Credit default swaps | Original Index Tranche Attachment/Detachment Point And Maturity | Index Tranches | Matures Less Than One Year | 9% - 12%
Derivative [Line Items]
Notional value	50	[2]	50	[2]	0	[2]
Assets	0	[2]	0	[2]	0	[2]
Liabilities	0	[2]	0	[2]	0	[2]
Credit default swaps | Original Index Tranche Attachment/Detachment Point And Maturity | Index Tranches | Matures After Five Years Through Ten Years | 12% - 22%
Derivative [Line Items]
Notional value			0	[4]	248	[4]
Assets			0	[4]	0	[4]
Liabilities			0	[4]	28	[4]
Credit default swaps | Original Index Tranche Attachment/Detachment Point And Maturity | Index Tranches | Matures After Five Years Through Ten Years | 15% - 30%
Derivative [Line Items]
Notional value	0	[4]	127	[4],[5]	127	[5]
Assets	0	[4]	1	[4],[5]	0	[5]
Liabilities	0	[4]	0	[4],[5]	2	[5]
Credit default swaps | Securitization Entities | Index Tranches
Derivative [Line Items]
Notional value	312		312		314
Assets	0		0		0
Liabilities	97		104		177
Credit default swaps | Securitization Entities | Index Tranches | Portion Backing Third-Party Borrowings Maturing 2017
Derivative [Line Items]
Notional value	12	[5]	12	[5],[6]	14	[6]
Assets	0	[5]	0	[5],[6]	0	[6]
Liabilities	4	[5]	5	[5],[6]	7	[6]
Credit default swaps | Securitization Entities | Index Tranches | Portion Backing Interest Maturing 2017
Derivative [Line Items]
Notional value	300	[6]	300	[6],[7]	300	[7]
Assets	0	[6]	0	[6],[7]	0	[7]
Liabilities	93	[6]	99	[6],[7]	170	[7]
Total Credit Default Swaps on Index Tranches
Derivative [Line Items]
Notional value	962		1,089		1,239
Assets	7		7		0
Liabilities	$ 97		$ 105		$ 234

[1]	The current attachment/detachment as of December 31, 2012 was 7%-15%.
[2]	The current attachment/detachment as of December 31, 2012 and 2011 was 9%-12%.
[3]	The current attachment/detachment as of December 31, 2012 and 2011 was 10%-15%.
[4]	The current attachment/detachment as of December 31, 2012 and 2011 was 12%-22%.
[5]	The current attachment/detachment as of December 31, 2012 and 2011 was 14.8%-30.3%.
[6]	Original notional value was $39 million.
[7]	Original notional value was $300 million.